BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Stockholders' Equity
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock subject to possible redemption (in shares)	21,824,900
Common stock subject to possible redemption, price (in dollars per share) | $ / shares	$ 10.00
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	1,175,100
Common stock, shares outstanding (in shares)	1,175,100
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000
Common stock, shares issued (in shares)	5,750,000
Common stock, shares outstanding (in shares)	5,750,000